SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ in Thousands	Jul. 15, 2022	Aug. 08, 2022
Subsequent Event [Line Items]
Expected cost	$ 8,000
Payments to company upon execution of the Roche Asset Purchase Agreement	40,000
Other receivable, asset purchase agreement	$ 70,000	$ 30,000